Assets and Liabilities in Foreign Currency	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Assets and Liabilities in Foreign Currency
30.	ASSETS AND LIABILITIES IN FOREIGN CURRENCY

Items	At 12/31/2018	At 12/31/2018 (per currency)				At 12/31/2017	At 01/01/2017
		Dollar	Euro	Real	Others
ASSETS
Cash and Due from Banks	16,358,427	15,783,228	460,908	10,983	103,308	8,992,672	6,826,959
Government and corporate securities at fair value with changes in results	2,792,749	2,792,749	—	—	—	1,718,040	121,056
Derivatives	13,405	13,405	—	—	—	2,746	1,703
Other financial assets	595,143	595,097	46	—	—	500,874	166,253
Loans and other financing	21,130,355	21,127,528	2,827	—	—	18,739,575	10,317,318
Other Debt Securities	1,039,824	1,039,824	—	—	—	727,599	1,515,960
Financial assets in guarantee	462,536	462,536	—	—	—	404,759	46,465
Investments in subsidiaries, associates and joint ventures	—	—	—	—	—	1	—
Other non-financial assets	149,192	149,192	—	—	—	102,980	3,700

TOTAL ASSETS	42,541,631	41,963,559	463,781	10,983	103,308	31,189,246	18,999,414

LIABILITIES
Deposits	31,319,494	30,916,259	403,235	—	—	20,796,980	13,639,827
Non-financial public sector	7,899,762	7,899,699	63	—	—	5,638,296	1,466,769
Financial sector	2,978	2,978	—	—	—	—	—
Non-financial private sector and foreign residents	23,416,754	23,013,582	403,172	—	—	15,158,684	12,173,057
Liabilities at fair value with changes in results	152,886	152,886	—	—	—	—	—
Other financial liabilities	503,747	432,784	67,625	—	3,338	567,745	884,594
Financing received from the Argentine Central Bank and other financial entities	6,789,700	6,785,958	3,742	—	—	4,173,736	1,235,542
Subordinated negotiable obligations	1,383,817	1,383,817	—	—	—	1,012,661	2,540,431
Other non-financial liabilities	514,782	514,782	—	—	—	153,315	66,396

TOTAL LIABILITIES	40,664,426	40,186,486	474,602	—	3,338	26,704,437	18,366,790

NET POSITION	1,877,205	1,777,073	(10,821)	10,983	99,970	4,484,809	632,624